Distribution Date:	09/12/23	COMM 2014-LC15 Mortgage Trust
Determination Date:	09/06/23
Next Distribution Date:	10/13/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-LC15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25	Controlling Class	RREF II CMBS AIV, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
			-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591TAA4	1.259000%	50,244,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591TAB2	2.840000%	126,105,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591TAC0	3.528000%	69,565,000.00	2,253,286.93	1,280,150.42	6,624.66	0.00	0.00	1,286,775.08	973,136.51	44.11%	30.00%
A-3	12591TAD8	3.727000%	160,000,000.00	89,684,648.57	0.00	278,545.57	0.00	0.00	278,545.57	89,684,648.57	44.11%	30.00%
A-4	12591TAE6	4.006000%	243,311,000.00	243,311,000.00	0.00	812,253.22	0.00	0.00	812,253.22	243,311,000.00	44.11%	30.00%
A-M	12591TAG1	4.198000%	56,806,000.00	56,806,000.00	0.00	198,726.32	0.00	0.00	198,726.32	56,806,000.00	34.60%	23.88%
B	12591TAH9	4.599000%	66,084,000.00	66,084,000.00	0.00	253,266.93	0.00	0.00	253,266.93	66,084,000.00	23.54%	16.75%
C	12591TAK2	5.169902%	33,620,000.00	33,620,000.00	0.00	144,843.42	0.00	0.00	144,843.42	33,620,000.00	17.92%	13.13%
D	12591TAQ9	5.169902%	51,010,000.00	51,010,000.00	0.00	219,763.91	0.00	0.00	219,763.91	51,010,000.00	9.38%	7.63%
E	12591TAS5	3.500000%	25,505,000.00	25,505,000.00	0.00	74,389.58	0.00	0.00	74,389.58	25,505,000.00	5.11%	4.88%
F*	12591TAU0	3.500000%	11,594,000.00	11,594,000.00	0.00	2,438.14	0.00	0.00	2,438.14	11,594,000.00	3.17%	3.63%
G	12591TAW6	3.500000%	33,620,814.00	18,959,385.01	0.00	0.00	0.00	0.00	0.00	18,959,385.01	0.00%	0.00%
V	12591TAY2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591TBC9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			927,464,817.00	598,827,320.51	1,280,150.42	1,990,851.75	0.00	0.00	3,271,002.17	597,547,170.09

X-A	12591TAF3	1.202652%	706,031,000.00	392,054,935.50	0.00	392,921.50	0.00	0.00	392,921.50	390,774,785.08
X-B	12591TAL0	0.250325%	150,714,000.00	150,714,000.00	0.00	31,439.57	0.00	0.00	31,439.57	150,714,000.00
X-C	12591TAN6	1.669902%	70,719,814.00	56,058,385.01	0.00	78,010.00	0.00	0.00	78,010.00	56,058,385.01
Notional SubTotal			927,464,814.00	598,827,320.51	0.00	502,371.07	0.00	0.00	502,371.07	597,547,170.09

Deal Distribution Total					1,280,150.42	2,493,222.82	0.00	0.00	3,773,373.24

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for current details on the PEZ class.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591TAC0	32.39110084	18.40221979	0.09522979	0.00000000	0.00000000	0.00000000	0.00000000	18.49744958	13.98888105
A-3	12591TAD8	560.52905356	0.00000000	1.74090981	0.00000000	0.00000000	0.00000000	0.00000000	1.74090981	560.52905356
A-4	12591TAE6	1,000.00000000	0.00000000	3.33833333	0.00000000	0.00000000	0.00000000	0.00000000	3.33833333	1,000.00000000
A-M	12591TAG1	1,000.00000000	0.00000000	3.49833327	0.00000000	0.00000000	0.00000000	0.00000000	3.49833327	1,000.00000000
B	12591TAH9	1,000.00000000	0.00000000	3.83250000	0.00000000	0.00000000	0.00000000	0.00000000	3.83250000	1,000.00000000
C	12591TAK2	1,000.00000000	0.00000000	4.30825164	0.00000000	0.00000000	0.00000000	0.00000000	4.30825164	1,000.00000000
D	12591TAQ9	1,000.00000000	0.00000000	4.30825152	0.00000000	0.00000000	0.00000000	0.00000000	4.30825152	1,000.00000000
E	12591TAS5	1,000.00000000	0.00000000	2.91666654	0.00000000	0.00000000	0.00000000	0.00000000	2.91666654	1,000.00000000
F	12591TAU0	1,000.00000000	0.00000000	0.21029326	2.70637312	6.25281611	0.00000000	0.00000000	0.21029326	1,000.00000000
G	12591TAW6	563.91808390	0.00000000	0.00000000	1.64476119	94.36927880	0.00000000	0.00000000	0.00000000	563.91808390
V	12591TAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591TBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591TAF3	555.29422292	0.00000000	0.55652160	0.00000000	0.00000000	0.00000000	0.00000000	0.55652160	553.48105831
X-B	12591TAL0	1,000.00000000	0.00000000	0.20860418	0.00000000	0.00000000	0.00000000	0.00000000	0.20860418	1,000.00000000
X-C	12591TAN6	792.68286834	0.00000000	1.10308548	0.00000000	0.00000000	0.00000000	0.00000000	1.10308548	792.68286834

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	6,624.66	0.00	6,624.66	0.00	0.00	0.00	6,624.66	0.00
A-3	08/01/23 - 08/30/23	30	0.00	278,545.57	0.00	278,545.57	0.00	0.00	0.00	278,545.57	0.00
A-4	08/01/23 - 08/30/23	30	0.00	812,253.22	0.00	812,253.22	0.00	0.00	0.00	812,253.22	0.00
A-M	08/01/23 - 08/30/23	30	0.00	198,726.32	0.00	198,726.32	0.00	0.00	0.00	198,726.32	0.00
B	08/01/23 - 08/30/23	30	0.00	253,266.93	0.00	253,266.93	0.00	0.00	0.00	253,266.93	0.00
C	08/01/23 - 08/30/23	30	0.00	144,843.42	0.00	144,843.42	0.00	0.00	0.00	144,843.42	0.00
D	08/01/23 - 08/30/23	30	0.00	219,763.91	0.00	219,763.91	0.00	0.00	0.00	219,763.91	0.00
E	08/01/23 - 08/30/23	30	0.00	74,389.58	0.00	74,389.58	0.00	0.00	0.00	74,389.58	0.00
F	08/01/23 - 08/30/23	30	41,117.46	33,815.83	0.00	33,815.83	31,377.69	0.00	0.00	2,438.14	72,495.15
G	08/01/23 - 08/30/23	30	3,117,473.76	55,298.21	0.00	55,298.21	55,298.21	0.00	0.00	0.00	3,172,771.97
X-A	08/01/23 - 08/30/23	30	0.00	392,921.50	0.00	392,921.50	0.00	0.00	0.00	392,921.50	0.00
X-B	08/01/23 - 08/30/23	30	0.00	31,439.57	0.00	31,439.57	0.00	0.00	0.00	31,439.57	0.00
X-C	08/01/23 - 08/30/23	30	0.00	78,010.00	0.00	78,010.00	0.00	0.00	0.00	78,010.00	0.00
Totals			3,158,591.22	2,579,898.72	0.00	2,579,898.72	86,675.90	0.00	0.00	2,493,222.82	3,245,267.12

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591TAG1	4.198000%	56,806,000.00	56,806,000.00	0.00	198,726.32	0.00	0.00	198,726.32	56,806,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591TAH9	4.599000%	66,084,000.00	66,084,000.00	0.00	253,266.93	0.00	0.00	253,266.93	66,084,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591TAK2	5.169902%	33,620,000.00	33,620,000.00	0.00	144,843.42	0.00	0.00	144,843.42	33,620,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,510,000.03	156,510,000.00	0.00	596,836.67	0.00	0.00	596,836.67	156,510,000.00

Exchangeable Certificate Details
PEZ	12591TAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,773,373.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,605,552.54	Master Servicing Fee	22,232.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,304.99
Interest Adjustments	0.00	Trustee Fee	221.73
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	257.83
ARD Interest	0.00	Operating Advisor Fee	637.23
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	25,653.80
Total Interest Collected	2,605,552.54

Principal		Expenses/Reimbursements
Scheduled Principal	1,280,150.42	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	68,705.60
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,711.22
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	259.08
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,280,150.42	Total Expenses/Reimbursements	86,675.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,493,222.82
Excess Liquidation Proceeds	0.00	Principal Distribution	1,280,150.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,773,373.24
Total Funds Collected	3,885,702.96	Total Funds Distributed	3,885,702.94

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	598,827,320.51	598,827,320.51	Beginning Certificate Balance	598,827,320.51
(-) Scheduled Principal Collections	1,280,150.42	1,280,150.42	(-) Principal Distributions	1,280,150.42
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	597,547,170.09	597,547,170.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	601,313,719.90	601,313,719.90	Ending Certificate Balance	597,547,170.09
Ending Actual Collateral Balance	600,192,481.24	600,192,481.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	240,189,855.48	40.20%	6	5.1127	NAP	Defeased	14	240,189,855.48	40.20%	6	5.1127	NAP
	9,999,999 or less	14	76,148,577.46	12.74%	5	5.1176	1.560050	1.29 or less	9	167,225,499.95	27.99%	5	5.0188	0.898840
10,000,000 to 24,999,999		5	76,409,118.40	12.79%	5	5.0594	1.513540	1.30 to 1.39	1	8,865,288.09	1.48%	6	4.9000	1.347300
25,000,000 to 39,999,999		3	107,656,050.47	18.02%	5	5.2743	1.617683	1.40 to 1.49	1	2,520,109.67	0.42%	5	4.8100	1.489100
40,000,000 to 49,999,999		2	97,143,568.28	16.26%	6	4.6042	1.409605	1.50 to 1.59	3	29,895,125.33	5.00%	5	5.1708	1.546374
50,000,000 to 59,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.69	0	0.00	0.00%	0	0.0000	0.000000
	60,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.70 to 1.99	4	76,823,643.38	12.86%	6	4.6543	1.819574
	Totals	38	597,547,170.09	100.00%	6	5.0530	1.481911	2.00 or greater	6	72,027,648.19	12.05%	6	5.3365	2.686607
								Totals	38	597,547,170.09	100.00%	6	5.0530	1.481911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	126	240,189,855.48	40.20%	6	5.1127	NAP
							Defeased	126	240,189,855.48	40.20%	6	5.1127	NAP
Arkansas	1	2,520,109.67	0.42%	5	4.8100	1.489100
							Industrial	19	11,421,871.88	1.91%	4	5.5836	1.085198
California	4	30,821,996.96	5.16%	5	4.9940	2.667891
							Lodging	5	65,363,822.00	10.94%	6	5.5252	1.600434
Connecticut	1	38,157,821.84	6.39%	6	5.5700	2.328500
							Mixed Use	2	13,732,358.99	2.30%	5	4.9015	1.824608
Florida	1	3,472,176.81	0.58%	5	5.4200	3.965000
							Multi-Family	5	41,441,736.28	6.94%	5	5.1209	1.643468
Georgia	1	49,309,140.92	8.25%	6	4.5500	1.844600
							Office	21	80,839,950.74	13.53%	5	5.0496	1.558143
Illinois	2	9,552,830.06	1.60%	5	4.9800	0.877200
							Retail	8	144,557,574.72	24.19%	6	4.6950	1.448566
Louisiana	1	8,203,472.51	1.37%	5	4.9600	0.489800
							Totals	186	597,547,170.09	100.00%	6	5.0530	1.481911
Massachusetts	1	14,734,293.86	2.47%	6	4.6500	1.745500

Michigan	3	7,399,620.77	1.24%	6	5.1600	1.745047

Missouri	1	20,882,402.59	3.49%	5	5.1600	1.547500

New York	4	60,086,763.49	10.06%	6	4.8076	0.938978

Ohio	3	5,326,853.50	0.89%	4	5.1100	1.572800

Pennsylvania	33	38,748,490.21	6.48%	4	5.5357	1.182570

Rhode Island	1	39,615,026.51	6.63%	5	4.6500	1.298100

South Carolina	1	7,358,958.45	1.23%	6	5.2920	2.549700

Texas	2	21,167,356.46	3.54%	6	5.3448	0.086093

Totals	186	597,547,170.09	100.00%	6	5.0530	1.481911

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	240,189,855.48	40.20%	6	5.1127	NAP	Defeased	14	240,189,855.48	40.20%	6	5.1127	NAP
	4.9999% or less	11	197,970,790.92	33.13%	6	4.6918	1.406723	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	4	49,520,190.82	8.29%	5	5.0840	2.060183	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.9999%	9	109,866,332.87	18.39%	5	5.5590	1.502012	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	597,547,170.09	100.00%	6	5.0530	1.481911	49 months or greater	24	357,357,314.61	59.80%	5	5.0128	1.526571
								Totals	38	597,547,170.09	100.00%	6	5.0530	1.481911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	235,663,212.54	39.44%	5	5.1245	NAP	Defeased	12	235,663,212.54	39.44%	5	5.1245	NAP
	60 months or less	24	357,357,314.61	59.80%	5	5.0128	1.526571	Interest Only	1	6,000,000.00	1.00%	6	4.9500	0.789300
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	23	351,357,314.61	58.80%	5	5.0139	1.539161
	Totals	36	593,020,527.15	99.24%	5	5.0572	1.479445	Totals	36	593,020,527.15	99.24%	5	5.0572	1.479445
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Defeased	2	4,526,642.94	0.76%	66	4.4990	NAP
	Defeased	14	240,189,855.48	40.20%	6	5.1127	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	23	352,360,411.88	58.97%	5	5.0134	1.511293	Totals	2	4,526,642.94	0.76%	66	4.4990	1.805000
	13 to 24 months	1	4,996,902.73	0.84%	6	4.9700	2.603900
	Totals	38	597,547,170.09	100.00%	6	5.0530	1.481911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301761001	MU	Cambridge	MA	Actual/360	4.820%	313,586.45	122,889.74	0.00	N/A	02/06/24	11/01/23	75,552,885.65	75,429,995.91	09/06/23
4	28000409	Various Various		Various	Actual/360	5.586%	308,508.52	98,460.98	0.00	N/A	01/06/24	--	64,136,763.85	64,038,302.87	09/06/23
5	28000430	RT	Atlanta	GA	Actual/360	4.550%	193,635.41	112,160.90	0.00	N/A	03/06/24	--	49,421,301.82	49,309,140.92	09/06/23
6	301761006	RT	Bronx	NY	Actual/360	4.660%	192,378.45	107,038.62	0.00	N/A	03/06/24	--	47,941,465.98	47,834,427.36	09/06/23
7	656100211	OF	Providence	RI	Actual/360	4.650%	158,983.55	89,501.83	0.00	N/A	02/06/24	--	39,704,528.34	39,615,026.51	08/06/23
8	301761008	LO	Hartford	CT	Actual/360	5.570%	183,375.21	74,109.69	0.00	N/A	03/05/24	--	38,231,931.53	38,157,821.84	09/05/23
9	28001410	Various Various		PA	Actual/360	5.724%	147,541.45	48,572.75	0.00	N/A	01/06/24	--	29,931,774.87	29,883,202.12	09/06/23
11	28000438	MF	New York	NY	Actual/360	4.820%	97,876.16	44,110.07	0.00	N/A	03/06/24	12/06/23	23,581,459.17	23,537,349.10	09/06/23
12	28000426	RT	Various	Various	Actual/360	4.900%	72,573.39	106,191.66	0.00	N/A	04/01/24	01/01/24	17,200,066.59	17,093,874.93	09/01/23
13	301761013	MF	Saint Louis	MO	Actual/360	5.160%	92,981.56	43,679.07	0.00	N/A	02/06/24	--	20,926,081.66	20,882,402.59	09/06/23
14	28000428	LO	Houston	TX	Actual/360	5.350%	80,698.28	35,172.56	0.00	N/A	03/06/24	--	17,516,659.78	17,481,487.22	06/06/20
15	28000417	RT	Various	Various	Actual/360	5.344%	73,201.94	32,267.66	0.00	N/A	02/06/24	--	15,907,318.22	15,875,050.56	09/06/23
16	28000423	RT	Framingham	MA	Actual/360	4.650%	59,090.25	22,896.00	0.00	03/06/24	03/06/39	--	14,757,189.86	14,734,293.86	09/06/23
17	656100207	OF	San Francisco	CA	Actual/360	5.020%	50,672.90	19,810.94	0.00	N/A	02/06/24	--	11,722,300.09	11,702,489.15	09/06/23
18	28000419	RT	Los Angeles	CA	Actual/360	5.000%	50,065.72	19,721.09	0.00	N/A	02/06/24	--	11,628,166.67	11,608,445.58	09/06/23
19	28000440	MH	Norristown	PA	Actual/360	4.820%	48,265.48	17,468.89	0.00	N/A	03/06/24	12/06/23	11,628,679.27	11,611,210.38	09/06/23
20	656100213	Various Downers Grove		IL	Actual/360	4.980%	41,053.80	20,540.20	0.00	N/A	02/06/24	--	9,573,370.26	9,552,830.06	09/06/23
21	28000442	RT	Stroudsburg	PA	Actual/360	4.900%	37,475.76	16,393.00	0.00	N/A	03/06/24	--	8,881,681.09	8,865,288.09	09/06/23
23	656100219	MF	Syracuse	NY	Actual/360	5.040%	34,665.47	16,834.71	0.00	N/A	03/06/24	--	7,987,435.61	7,970,600.90	09/06/23
24	656100214	MF	New Orleans	LA	Actual/360	4.960%	35,102.56	15,129.13	0.00	N/A	02/06/24	--	8,218,601.64	8,203,472.51	03/06/21
25	28000421	MF	Rock Hill	SC	Actual/360	5.292%	33,602.87	14,942.83	0.00	N/A	03/06/24	--	7,373,901.28	7,358,958.45	09/06/23
27	28000439	LO	Ithaca	NY	Actual/360	5.800%	31,322.13	19,058.74	0.00	N/A	03/06/24	--	6,271,394.87	6,252,336.13	09/06/20
28	301761028	MU	Claremont	CA	Actual/360	4.810%	26,314.47	13,868.68	0.00	N/A	03/06/24	--	6,353,167.89	6,339,299.21	09/06/23
29	301761029	OF	Columbus	OH	Actual/360	5.110%	23,489.35	11,298.77	0.00	N/A	01/05/24	--	5,338,152.27	5,326,853.50	08/05/23
30	28000420	Various Various		MI	Actual/360	5.400%	24,963.04	10,694.17	0.00	N/A	03/06/24	--	5,368,395.34	5,357,701.17	09/06/23
31	301761031	MF	Various	MI	Actual/360	4.970%	21,431.01	10,668.37	0.00	N/A	03/06/24	--	5,007,571.10	4,996,902.73	09/06/23
32	28000434	RT	New York	NY	Actual/360	4.950%	25,575.00	0.00	0.00	N/A	03/06/24	--	6,000,000.00	6,000,000.00	09/06/23
35	301761035	MF	Sarasota	FL	Actual/360	4.850%	18,877.91	10,145.14	0.00	N/A	10/05/23	--	4,520,152.56	4,510,007.42	09/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	28000427	RT	Various	Various	Actual/360	6.100%	18,796.61	18,758.42	0.00	N/A	04/01/24	01/01/24	3,578,412.63	3,559,654.21	09/01/23
38	28000432	MF	Birmingham	MI	Actual/360	4.499%	8,882.19	29,364.92	0.00	N/A	03/06/29	--	2,292,686.39	2,263,321.47	09/06/23
39	28000431	RT	Bloomfield	MI	Actual/360	4.499%	8,882.19	29,364.92	0.00	N/A	03/06/29	--	2,292,686.39	2,263,321.47	09/06/23
40	28000422	LO	Loveland	CO	Actual/360	5.330%	18,005.97	7,902.39	0.00	N/A	03/06/24	--	3,923,107.37	3,915,204.98	09/06/23
42	301761042	LO	Melbourne	FL	Actual/360	5.420%	16,257.52	11,161.84	0.00	N/A	02/05/24	--	3,483,338.65	3,472,176.81	09/05/23
43	301761043	RT	Colleyville	TX	Actual/360	5.320%	16,920.05	7,568.03	0.00	N/A	01/05/24	--	3,693,437.27	3,685,869.24	09/05/23
45	301761045	MF	Crawfordville	FL	Actual/360	5.354%	12,770.18	5,609.83	0.00	N/A	02/05/24	--	2,769,869.94	2,764,260.11	09/05/23
46	28000415	OF	Southfield	MI	Actual/360	5.555%	11,529.73	7,608.94	0.00	N/A	02/06/24	--	2,410,326.98	2,402,718.04	09/06/23
47	301761047	RT	Hot Springs	AR	Actual/360	4.810%	10,461.18	5,559.55	0.00	N/A	02/05/24	--	2,525,669.22	2,520,109.67	09/05/23
48	301761048	OF	El Centro	CA	Actual/360	5.670%	5,738.83	3,625.39	0.00	N/A	03/05/24	--	1,175,388.41	1,171,763.02	09/05/23
Totals							2,605,552.54	1,280,150.42	0.00				598,827,320.51	597,547,170.09
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	7,185,305.62	3,567,193.91	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,658,232.03	1,786,169.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,374,922.84	2,122,342.66	01/01/23	06/30/23	--	0.00	0.00	246,775.88	246,775.88	0.00	0.00
8	5,744,757.00	8,276,961.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,051,160.96	11,058,621.96	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,961,428.23	1,295,875.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(80,413.40)	0.00	--	--	08/07/23	12,883,063.59	1,400,677.57	45,884.63	3,007,712.51	126,336.67	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,801,807.66	900,904.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,802,368.60	1,496,901.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,773,697.74	780,077.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,865,749.88	207,297.14	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	928,432.96	0.00	--	--	--	0.00	0.00	0.00	0.00	1,913.71	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	75,569.07	01/01/23	03/31/23	08/07/23	2,252,193.19	195,677.22	49,843.16	776,106.64	34,019.05	0.00
25	1,088,424.60	775,073.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	309,145.81	01/01/23	03/31/23	06/06/23	0.00	8,345.27	50,084.39	1,795,335.81	169,778.99	0.00
28	1,031,044.90	734,007.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	953,638.55	213,752.06	01/01/23	03/31/23	--	0.00	0.00	34,742.15	34,742.15	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,071,267.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	192,474.18	119,494.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,291,182.61	1,426,490.57	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	392,878.74	238,715.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	241,350.00	11,654.28	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	292,837.50	146,418.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	225,170.60	57,461.45	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	50,847,718.80	35,600,126.93				15,135,256.78	1,604,700.06	427,330.20	5,860,672.99	332,048.42	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/23	0	0.00	0	0.00	3	31,937,295.86	0	0.00	1	17,481,487.22	0	0.00	0	0.00	0	0.00	5.052955%	4.958542%	6
08/11/23	0	0.00	0	0.00	3	32,006,656.29	0	0.00	1	17,516,659.78	0	0.00	0	0.00	0	0.00	5.052881%	4.987540%	7
07/12/23	0	0.00	0	0.00	3	32,075,696.37	0	0.00	1	17,551,671.05	0	0.00	0	0.00	0	0.00	5.052806%	4.987462%	8
06/12/23	0	0.00	0	0.00	3	32,149,162.93	0	0.00	1	17,589,123.71	0	0.00	0	0.00	0	0.00	5.052736%	4.987388%	9
05/12/23	0	0.00	0	0.00	3	32,217,544.97	0	0.00	1	17,623,802.67	0	0.00	0	0.00	0	0.00	5.052663%	4.987310%	10
04/12/23	0	0.00	0	0.00	3	32,290,377.57	0	0.00	1	17,660,935.17	0	0.00	0	0.00	0	0.00	5.052593%	4.987237%	11
03/10/23	0	0.00	0	0.00	3	32,358,107.56	0	0.00	1	17,695,284.82	0	0.00	0	0.00	0	0.00	5.052520%	4.971214%	12
02/10/23	0	0.00	0	0.00	3	32,439,890.69	0	0.00	1	17,737,348.58	0	0.00	0	0.00	0	0.00	5.052459%	4.971152%	13
01/12/23	0	0.00	0	0.00	3	32,506,930.61	0	0.00	1	17,771,347.81	0	0.00	0	0.00	0	0.00	5.052387%	4.971078%	14
12/12/22	0	0.00	0	0.00	3	32,573,660.92	0	0.00	1	17,805,191.12	0	0.00	0	0.00	0	0.00	5.052315%	4.971006%	15
11/14/22	2	44,360,475.91	0	0.00	3	32,644,902.24	0	0.00	1	17,841,518.52	0	0.00	0	0.00	0	0.00	5.052247%	4.970937%	16
10/13/22	0	0.00	0	0.00	3	32,710,995.51	0	0.00	1	17,875,040.04	0	0.00	0	0.00	0	0.00	5.052175%	4.970865%	17
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	656100211	08/06/23	0	B	246,775.88	246,775.88	0.00	39,704,528.34	08/17/23	13
14	28000428	06/06/20	38	6	45,884.63	3,007,712.51	1,761,991.29	18,794,577.92	12/13/19	7			06/01/21
24	656100214	03/06/21	29	6	49,843.16	776,106.64	103,308.36	8,784,689.62	03/27/18	11
27	28000439	09/06/20	35	6	50,084.39	1,795,335.81	890,437.85	6,902,539.00	03/27/20	3	05/13/22
29	301761029	08/05/23	0	B	34,742.15	34,742.15	697.50	5,338,152.27	09/23/22	98
Totals					427,330.20	5,860,672.99	2,756,435.00	79,524,487.15
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		578,286,233	546,348,937	14,455,809		17,481,487
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		19,260,937	19,260,937	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	597,547,170	565,609,874	0	0	14,455,809	17,481,487
Aug-23	598,827,321	566,820,664	0	0	14,489,997	17,516,660
Jul-23	600,101,963	568,026,267	0	0	14,524,025	17,551,671
Jun-23	601,455,993	569,306,830	0	0	14,560,039	17,589,124
May-23	602,719,322	570,501,777	0	0	14,593,742	17,623,803
Apr-23	604,062,449	571,772,072	0	0	14,629,442	17,660,935
Mar-23	605,314,561	572,956,453	0	0	14,662,823	17,695,285
Feb-23	606,818,133	574,378,242	0	0	14,702,542	17,737,349
Jan-23	608,058,377	575,551,446	0	0	14,735,583	17,771,348
Dec-22	609,293,286	576,719,625	0	0	14,768,470	17,805,191
Nov-22	610,609,024	533,603,646	44,360,476	0	14,803,384	17,841,519
Oct-22	611,832,958	579,121,962	0	0	14,835,955	17,875,040
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	656100211	39,615,026.51	39,704,528.34	65,300,000.00	12/16/13	1,935,397.66	1.29810	06/30/23	02/06/24	244
9	28001410	29,883,202.12	29,883,202.11	141,425,000.00	11/15/13	9,793,994.96	1.13370	06/30/23	01/06/24	245
14	28000428	17,481,487.22	18,794,577.92	9,800,000.00	04/11/23	(295,396.40)	(0.21240)	12/31/22	03/06/24	245
24	656100214	8,203,472.51	8,784,689.62	8,300,000.00	07/13/23	73,819.07	0.48980	03/31/23	02/06/24	245
27	28000439	6,252,336.13	6,902,539.00	10,300,000.00	07/17/23	275,878.56	0.91260	03/31/23	03/06/24	185
29	301761029	5,326,853.50	5,338,152.27	9,000,000.00	12/01/13	164,147.06	1.57280	03/31/23	01/05/24	243
Totals		106,762,377.99	109,407,689.26	244,125,000.00		11,947,840.91

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	656100211	OF	RI	08/17/23	13
	Loan recently transferred to special servicing and the Borrower will be provided with the pre-negotiation letter.

9	28001410	Various	PA	08/17/23	13

The loan has transferred to special servicing due to borrower's request for a loan modification. A pre-negotiation letter has been executed and discussions between special servicer and borrower are ongoing. Special servicer will evaluate the loan

	and the collateral in order to determine the appropriate next steps.

14	28000428	LO	TX	12/13/19	7

Loan transferred to Special Servicing for Imminent Monetary Default in December 2019. The Loan was current through April 2020, but payments ceased thereafter. The hotel closed in April 2020 as a result of COVID and did not reopen until

March 2021. The Property became REO on 6/1/21 via foreclosure sale. Asset Management is working with the property manager to stabilize property performance. The sale strategy has since been updated with a planned disposition expected

	by the end of September 2023.

24	656100214	MF	LA	03/27/18	11

Counsel has been engaged and a demand letter has been issued.Borrower has requested relief due to the impact of COVID-19 on the Property. Special Servicer received approval on Borrower's revised COVID-19 request. Borrower and

Special Servicer executed a settlement/modification agreement in August 2022, and the loan was brought current. Monitoring loan performance. Borrower paid Q1 2023 taxes per forbearance agreement. Borrower has indicated they plan to pay

	off the Loan during the open period that start s in November 2023.

27	28000439	LO	NY	03/27/20	3

The Loan transferred to Special Servicing for imminent monetary default; Borrower requested COVID relief. The Loan went into payment default on the September 2020 debt service payment. Borrower failed to comply with cash management and Lender's request for a Books & Records examination, in addition to other non-monetary defaults. As Lender prepared to start a new foreclosure action against the obligors after the moratorium expired, the Borrower filed for chapter 11 bankruptcy protection on May 13, 2022. T he debtors consented the appointment of a trustee, and GF Hotels has control of the properties. Special Servicer has obtained lender's approval to file a Trustee Sale Motion with bankruptcy court, and the Trustee will move towards the liquidation of bothassets in bankruptcy once the motion is finalized and briefed by the judge. Sale motion was finalized and special servicer is waiting for it to be reviewed and filed by the trustee.

29	301761029	OF	OH	09/23/22	98
	Loan has recently transferred to SS; Lender has contacted the Borrower who has executed a PNL. Lender and Borrower are working on transitioning to cash management and will bring the loan current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
24	656100214	0.00	4.96000%	0.00	4.96000%	10	08/06/22	08/06/22	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	301761002 03/12/19	75,000,000.00	211,000,000.00	76,111,623.73	819,380.03	76,111,623.73	75,292,243.70	0.00	0.00	925.18	(925.18)	0.00%
10	28000441 03/12/19	26,965,688.72	44,700,000.00	27,105,983.97	140,295.25	27,105,983.97	26,965,688.72	0.00	0.00	0.00	0.00	0.00%
22	301481013 08/12/21	8,525,858.93	11,510,000.00	2,182,258.37	746,089.14	2,182,258.37	1,436,169.23	7,089,689.70	0.00	246,371.43	6,843,318.27	68.43%
33	28000424 11/13/19	5,241,572.78	3,160,000.00	1,252,830.26	701,716.34	1,252,830.26	551,113.92	4,690,458.86	0.00	159,239.42	4,531,219.44	75.52%
41	301761041 08/10/18	4,103,474.37	1,700,000.00	1,794,858.09	1,082,755.40	1,794,858.09	712,102.69	3,391,371.68	0.00	104,480.26	3,286,891.42	71.45%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		119,836,594.80	272,070,000.00	108,447,554.42	3,490,236.16	108,447,554.42	104,957,318.26	15,171,520.24	0.00	511,016.29	14,660,503.95

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	301761002	12/10/21	0.00	0.00	(925.18)	0.00	(925.18)	0.00	0.00	0.00	0.00
		03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	28000441	03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	301481013	05/12/23	0.00	0.00	6,843,318.27	0.00	0.00	(6,865.68)	0.00	0.00	6,843,318.27
		11/15/21	0.00	0.00	6,850,183.95	0.00	0.00	(239,973.62)	0.00	0.00
		10/13/21	0.00	0.00	7,090,157.57	0.00	0.00	467.87	0.00	0.00
		08/12/21	0.00	0.00	7,089,689.70	0.00	0.00	7,089,689.70	0.00	0.00
33	28000424	10/13/21	0.00	0.00	4,531,219.44	0.00	0.00	(2,709.82)	0.00	0.00	4,531,219.44
		05/12/20	0.00	0.00	4,533,929.26	0.00	0.00	(84,007.06)	0.00	0.00
		12/12/19	0.00	0.00	4,617,936.32	0.00	0.00	(72,522.54)	0.00	0.00
		11/13/19	0.00	0.00	4,690,458.86	0.00	0.00	4,690,458.86	0.00	0.00
41	301761041	10/13/21	0.00	0.00	3,286,891.42	0.00	0.00	(1,821.87)	0.00	0.00	3,184,658.16
		05/12/20	0.00	0.00	3,288,713.29	0.00	0.00	(2,658.39)	0.00	0.00
		09/12/19	0.00	0.00	3,291,371.68	0.00	0.00	(100,000.00)	0.00	0.00
		08/10/18	0.00	0.00	3,391,371.68	0.00	0.00	3,391,371.68	0.00	(102,233.26)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	14,660,503.95	0.00	(925.18)	14,661,429.13	0.00	(102,233.26)	14,559,195.87

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,514.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,157.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,770.95	0.00	0.00	68,705.60	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	1,769.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,350.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	1,149.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	259.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,711.22	0.00	259.08	68,705.60	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		86,675.90

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Supplemental Notes
None

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